Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley U.S. Government Money Market Trust
Entity Central Index Key	0000356409
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000011343
Shareholder Report [Line Items]
Fund Name	Morgan Stanley U.S. Government Money Market Trust
Class Name	R
Trading Symbol	DWGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 1,085,484,801
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,539,299
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,085,484,801
# of Portfolio Holdings	130
Total Advisory Fees Paid	$1,539,299

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	11.8%
U.S. Treasury Securities	41.0%
Repurchase Agreements	47.2%

Maturity Schedule (% of total investments)

Value	Value
121+ Days	11.5%
91 - 120 Days	6.8%
61 - 90 Days	7.5%
31 - 60 Days	5.5%
1 - 30 Days	68.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000171230
Shareholder Report [Line Items]
Fund Name	Morgan Stanley U.S. Government Money Market Trust
Class Name	S
Trading Symbol	DGEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 1,085,484,801
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,539,299
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,085,484,801
# of Portfolio Holdings	130
Total Advisory Fees Paid	$1,539,299

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	11.8%
U.S. Treasury Securities	41.0%
Repurchase Agreements	47.2%

Maturity Schedule (% of total investments)

Value	Value
121+ Days	11.5%
91 - 120 Days	6.8%
61 - 90 Days	7.5%
31 - 60 Days	5.5%
1 - 30 Days	68.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports